Note 7 - Short-term Loans Payable (Tables)	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about short-term loans payable [text block]
	September 30, 2023	March 31, 2023

Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$5,000	$5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum	1,133,344	1,143,998
US $50,000 promissory note (Note 5)	67,717	67,717
	$1,206,061	$1,216,715